PROPERTY AND EQUIPMENT NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 383,476	$ 5,768	$ 30,529
Impairment charge	0	0	$ 107,515
Rental income	0	0
Land, building, construction in process	$ 2,585,412	3,796,085
Impairment of leasehold improvements		$ 16,316